Related Parties	12 Months Ended
Jan. 31, 2019
Disclosure of transactions between related parties [abstract]
Related Parties

34	Related Parties

(a)	The Group’s main related parties are entities owned/controlled by shareholders:

(b)	Loans (to)/from related parties

	Opening balance NZ$	Closing balance NZ$
Loans to related parties
Cullen Investments Limited - 31 January 2019	11,535,622	-
Cullen Investments Limited - 31 January 2018	13,051,321	11,535,677
Cullen Investments Limited - 31 January 2017	9,613,014	13,051,321
Whitespace Atelier Limited - 31 January 2019	272,665	281,714
Whitespace Atelier Limited - 31 January 2018	-	272,665
FOH Online Inc. - 31 January 2019	3,518,009	-
FOH Online Inc. - 31 January 2018	-	3,518,009

Loans from related parties
SBL Holdings - 31 January 2019	-	(1,448,646)
Naked Inc. - 31 January 2019	(1,368,577)	-
Naked Inc. - 31 January 2018	-	(1,368,577)
EJ Watson – 31 January 2019	-	(2,289,212)

(b)	Loans (to)/from related parties

On 15th November 2018, the Group entered into a Stock Purchase Agreement with the shareholders of FOH Online Corp (FOH), which included Cullen Investments Limited (Cullen), that the Group will purchase all of the issued and outstanding shares of FOH. Under the terms of the Agreement, the amount owed by Cullen was fully forgiven by the Group (31 January 2018: $11,535,677).

Whitespace Atelier Limited (“Whitespace”) is owned by a shareholder of the Naked Brand Group Limited. Beginning 1 Feb 2017, Whitespace is engaged by the Group to procure stock from various suppliers at competitive prices. During the year ended 31 January 2019, purchases amounting to $12,720,499 (31 January 2018: $13,281,727) have been made from Whitespace. As at 31 January 2018, the Group has made prepayments to Whitespace amounting to $281,714 (31 January 2018: $272,665).

Subsequent to the merger with Naked Brand Group Inc. on 19th June 2018, Naked Brand Group Inc. became part of the Group as at 31 January 2019. The balances between the subsidiaries are eliminated in the Group Balance Sheet (31 January 2018: $1,368,557).

Subsequent to the transaction with of FOH Online Inc. on 15th November 2018, FOH Online Inc. became part of the Group as at 31 January 2019. The balances between the subsidiaries are eliminated in the Group Balance Sheet (31 January 2018: $3,518,009).

During the period, a shareholder SBL Holdings Limited loaned the business funds to be utilised as working capital in the business.

During the period, and subsequent to the transaction with of FOH Online Inc, the balance of the loan outstanding from EJ Watson as at 31 January 2019 was $2,289,212, which includes interest accrued for the period of $81,866 (31 January 2018: Nil)